Loss from operations	12 Months Ended
Dec. 31, 2018
Loss From Operations
Loss from operations
5	Loss from operations

	2018	2017	2016
Loss from operations is stated after	£'000	£’000	£’000
charging/(crediting):
Changes in inventories of finished goods and work in progress	(976)	202	256
Write down of inventory to net realisable value	-	-	287
Depreciation of property, plant and equipment
- From continuing operations	1,011	974	762
- From discontinued operations	5	9	10
Amortisation of intangible assets – product and marketing rights
- From continuing operations	100	193	193
- From discontinued operations	334	1,384	3,390
Impairment of intangible assets	-	1,500	11,413
Fees payable to the Company’s auditor for the audit of the parent Company	111	110	100
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts	143	140	139
Fees payable to the Company’s auditor for:
- Other services	83	100	72
Operating lease expense:
- Property	386	277	385
- Plant and machinery	-	-	194
Arrangement/penalty fees for loan facility	469	57	-
Foreign exchange(gain)/ loss	212	(39)	31
Loss on disposal of property, plant and equipment	165	27	-
Equity settled share based payment	(36)	520	203

Amortisation of product and marketing rights are included with distribution costs, sales and marketing expenses. Amortisation ceased when the assets were reclassified as held for sale on 30 June 2018 and were sold on 1 November 2018.